Noncontrolling Interests - Noncontrolling units of the Operating Partnership (Details) (Noncontrolling Interests, USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interests
Noncontrolling Interest [Line Items]
Outstanding noncontrolling common units of the Operating Partnership	170,526	6,446,777
Ownership interest in MPG Office, L.P. of outstanding noncontrolling common units	0.30%	11.30%
Aggregate redemption value of outstanding noncontrolling common units of the Operating Partnership (in millions)	$ 0.5	$ 12.8